U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.       Name and address of issuer:

         Liquid Institutional Reserves
         1285 Avenue of the Americas
         New York, New York  10019

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2.       Name of each series or class of funds for which this notice is filed:

         Treasury Securities Fund
         Government Securities Fund
         Money Market Fund

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3.       Investment Company Act File Number:
              811-06281
         Securities Act File Number:
              33-39029

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4.       Last day of fiscal year for which this notice is filed:

         April 30, 1997

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5.       Check box if this  notice is being  filed  more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
         issuer's 24f-2 declaration:                                  ___
                                                                     /  /
                                                                     ---
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6.       Date of  termination  of  issuer's  declaration  rule  24f-2(a)(1),  if applicable (see Instruction A.6):

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7.       Number and amount of  securities  of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None

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8.       Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          None

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9.       Number and aggregate  sale price of  securities  sold during the fiscal year:

         9,557,120,889 shares representing $9,557,120,889
         (including shares issued in connection with dividend
         reinvestment plans)
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10.       Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          9,508,771,387 shares representing $9,508,771,387

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 11.      Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          48,349,502 shares representing $48,349,502

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12.      Calculation of registration fee:

         (i)      Aggregate sale price of
                  securities sold during the
                  fiscal year in reliance on
                  rule 24f-2 (from Item 10):       $       9,508,771,387
                                                           -------------

        (ii)      Aggregate price of shares
                  issued in connection with
                  dividend reinvestment plans
                  (from Item 11, if applicable):   +          48,349,502
                                                           -------------

       (iii)      Aggregate price of shares
                  redeemed or repurchased during
                  the fiscal year
                  (if applicable):                 -       8,622,861,615
                                                           -------------

        (iv)      Aggregate price of shares
                  redeemed or repurchased  and
                  previously applied as a
                  reduction to filing fees
                  pursuant to rule 24e-2
                  (if applicable):                 +               0
                                                           -------------

         (v)      Net aggregate price of
                  securities sold and issued
                  during the fiscal year in
                  reliance on rule 24f-2
                  [line (i), plus line (ii),
                  less line (iii), plus line
                  (iv)] (if applicable):           $         934,259,274
                                                          --------------

         (vi)     Multiplier prescribed by
                  Section 6(b) of the
                  Securities Act of 1933 or
                  other applicable law or
                  regulation (see Instruction
                  C.6):                            x       1/33 of 1%


    (vii)         Fee due (line (1) or
                  line (v) multiplied by
                  line (vi)                        $        283,108.87
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 13.      Check  box if fees are  being  remitted  to the  Commission's  lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                     / X /

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: June 26, 1997

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Ian W. Williams
                              -------------------------------------
                              Ian W. Williams
                              -------------------------------------
                              Vice President & Asst. Treasurer
                              -------------------------------------
Date: June 26 , 1997
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